                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07243

Morgan Stanley Balanced Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: April 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                                                                                                   VALUE
-----------                                                                                                            -------------

               COMMON STOCKS (32.0%)
               Aerospace & Defense (0.7%)
   8,040       Northrop Grumman Corp.                                                                                  $    537,876
  12,260       Raytheon Co.                                                                                                 542,750
                                                                                                                       -------------
                                                                                                                          1,080,626
                                                                                                                       -------------
               Beverages: Alcoholic (0.3%)
   6,530       Diageo PLC (ADR) (United Kingdom)                                                                            432,613
                                                                                                                       -------------

               Beverages: Non-Alcoholic (0.5%)
  18,530       Coca-Cola Co. (The)                                                                                          777,519
                                                                                                                       -------------

               Broadcasting (0.6%)
  33,420       Clear Channel Communications, Inc.                                                                           953,473
                                                                                                                       -------------

               Cable/Satellite TV (0.2%)
   9,400       Comcast Corp. (Class A)*                                                                                     290,930
                                                                                                                       -------------

               Chemicals: Major Diversified (1.3%)
  34,230       Bayer AG (ADR) (Germany)                                                                                   1,545,485
  12,500       Du Pont (E.I.) de Nemours & Co.                                                                              551,250
                                                                                                                       -------------
                                                                                                                          2,096,735
                                                                                                                       -------------
               Computer Processing Hardware (0.1%)
   7,010       Hewlett-Packard Co.                                                                                          227,615
                                                                                                                       -------------

               Department Stores (0.2%)
   4,980       Kohl's Corp.*                                                                                                278,083
                                                                                                                       -------------

               Discount Stores (0.5%)
  16,230       Wal-Mart Stores, Inc.                                                                                        730,837
                                                                                                                       -------------

               Electric Utilities (1.0%)
  13,250       American Electric Power Co., Inc.                                                                            443,345
   9,580       Entergy Corp.                                                                                                670,025
  10,370       FirstEnergy Corp.                                                                                            525,863
                                                                                                                       -------------
                                                                                                                          1,639,233
                                                                                                                       -------------
               Finance/Rental/Leasing (0.6%)
  15,680       Freddie Mac                                                                                                  957,421
                                                                                                                       -------------

               Financial Conglomerates (2.5%)
  29,880       Citigroup, Inc.                                                                                            1,492,506
  39,976       JPMorgan Chase & Co.                                                                                       1,814,111
   9,540       State Street Corp.                                                                                           623,153
                                                                                                                       -------------
                                                                                                                          3,929,770
                                                                                                                       -------------
               Food: Major Diversified (0.7%)
  15,330       Unilever N.V. (NY Registered Shares) (Netherlands)                                                         1,103,607
                                                                                                                       -------------

               Food: Specialty/Candy (0.3%)
  13,840       Cadbury Schweppes PLC (ADR) (United Kingdom)                                                                 553,046
                                                                                                                       -------------

               Household/Personal Care (0.3%)
   7,560       Procter & Gamble Co. (The)                                                                                   440,068
                                                                                                                       -------------

               Industrial Conglomerates (1.7%)
  37,880       General Electric Co.                                                                                       1,310,269
  10,470       Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                                  458,063
   9,580       Siemens AG (ADR) (Germany)                                                                                   906,651
                                                                                                                       -------------
                                                                                                                          2,674,983
                                                                                                                       -------------
               Insurance Brokers/Services (0.6%)
  32,000       Marsh & McLennan Companies, Inc.                                                                             981,440
                                                                                                                       -------------

               Integrated Oil (1.9%)
  11,220       BP PLC (ADR) (United Kingdom)                                                                                827,138
  15,830       ConocoPhillips                                                                                             1,059,027
   5,370       Exxon Mobil Corp.                                                                                            338,740
  12,910       Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                                                       879,558
                                                                                                                       -------------
                                                                                                                          3,104,463
                                                                                                                       -------------
               Investment Banks/Brokers (1.6%)
   2,170       Goldman Sachs Group, Inc. (The)                                                                              347,829
  16,170       Merrill Lynch & Co., Inc.                                                                                  1,233,124
  49,000       Schwab (Charles) Corp. (The)                                                                                 877,100
                                                                                                                       -------------
                                                                                                                          2,458,053
                                                                                                                       -------------
               Life/Health Insurance (0.2%)
  13,010       Aegon N.V. (NY Registered Shares) (Netherlands)                                                              233,399
                                                                                                                       -------------

               Major Banks (1.0%)
  18,852       Bank of America Corp.                                                                                        941,092
   8,560       PNC Financial Services Group                                                                                 611,783
                                                                                                                       -------------
                                                                                                                          1,552,875
                                                                                                                       -------------
               Major Telecommunications (1.8%)
  22,700       France Telecom S.A. (ADR) (France)                                                                           529,364
  51,372       Sprint Nextel Corp.                                                                                        1,274,026
  31,270       Verizon Communications Inc.                                                                                1,032,848
                                                                                                                       -------------
                                                                                                                          2,836,238
                                                                                                                       -------------
               Managed Health Care (0.4%)
   5,990       CIGNA Corp.                                                                                                  640,930
                                                                                                                       -------------

               Media Conglomerates (1.7%)
  31,000       Disney (Walt) Co. (The)                                                                                      866,760
  68,940       Time Warner, Inc.                                                                                          1,199,556
  15,810       Viacom, Inc. (Class B) (Non - voting)*                                                                       629,712
                                                                                                                       -------------
                                                                                                                          2,696,028
                                                                                                                       -------------
               Medical Specialties (0.2%)
   7,760       Applera Corp. - Applied Biosystems Group                                                                     223,798
   2,540       Bausch & Lomb, Inc.                                                                                          124,333
                                                                                                                       -------------
                                                                                                                            348,131
                                                                                                                       -------------
               Motor Vehicles (0.3%)
  14,960       Honda Motor Co., Ltd. (ADR) (Japan)                                                                          530,033
                                                                                                                       -------------

               Multi-Line Insurance (0.4%)
   6,080       Hartford Financial Services Group, Inc. (The)                                                                558,934
                                                                                                                       -------------

               Oil Refining/Marketing (0.1%)
   2,000       Marathon Oil Corp.                                                                                           158,720
                                                                                                                       -------------

               Oilfield Services/Equipment (0.8%)
  17,210       Schlumberger Ltd. (Netherlands Antilles)                                                                   1,189,899
                                                                                                                       -------------

               Packaged Software (0.6%)
  54,580       Symantec Corp.*                                                                                              894,020
                                                                                                                       -------------

               Pharmaceuticals: Major (4.7%)
  21,800       Abbott Laboratories                                                                                          931,732
  46,400       Bristol-Myers Squibb Co.                                                                                   1,177,632
   9,100       GlaxoSmithKline PLC (ADR) (United Kingdom)                                                                   517,608
  15,740       Lilly (Eli) & Co.                                                                                            832,961
  34,020       Pfizer, Inc.                                                                                                 861,727
  13,480       Roche Holdings Ltd. (ADR) (Switzerland)                                                                    1,039,982
   8,060       Sanofi-Aventis (ADR) (France)                                                                                379,142
  50,030       Schering-Plough Corp.                                                                                        966,580
  14,910       Wyeth                                                                                                        725,670
                                                                                                                       -------------
                                                                                                                          7,433,034
                                                                                                                       -------------
               Precious Metals (0.6%)
  15,650       Newmont Mining Corp.                                                                                         913,334
                                                                                                                       -------------

               Property - Casualty Insurers (1.5%)
   1,480       ACE Ltd. (Cayman Islands)                                                                                     82,199
  16,340       Chubb Corp. (The)                                                                                            842,164
  21,784       St. Paul Travelers Companies, Inc. (The)                                                                     959,150
   6,760       XL Capital Ltd. (Class A) (Cayman Islands)                                                                   445,416
                                                                                                                       -------------
                                                                                                                          2,328,929
                                                                                                                       -------------
               Regional Banks (0.2%)
   8,300       Fifth Third Bancorp                                                                                          335,486
                                                                                                                       -------------

               Restaurants (0.2%)
   7,370       McDonald's Corp.*                                                                                            254,781
                                                                                                                       -------------

               Semiconductors (0.6%)
  19,990       Intel Corp.                                                                                                  399,400
  28,190       Micron Technology, Inc.*                                                                                     478,384
                                                                                                                       -------------
                                                                                                                            877,784
                                                                                                                       -------------
               Specialty Insurance (0.4%)
   5,260       MGIC Investment Corp.                                                                                        371,882
   4,350       PMI Group, Inc. (The)                                                                                        200,753
                                                                                                                       -------------
                                                                                                                            572,635
                                                                                                                       -------------
               Specialty Stores (0.2%)
   5,730       Office Depot, Inc.*                                                                                          232,523
                                                                                                                       -------------

               Telecommunication Equipment (0.2%)
  12,960       Motorola, Inc.                                                                                               276,696
                                                                                                                       -------------

               Tobacco (0.3%)
   7,220       Altria Group, Inc.                                                                                           528,215
                                                                                                                       -------------

               TOTAL COMMON STOCKS (Cost $40,260,237)                                                                    50,103,139
                                                                                                                       -------------

 PRINCIPAL
 AMOUNT IN                                                                             COUPON         MATURITY
 THOUSANDS                                                                              RATE            DATE
-----------                                                                          ----------      ----------
               CORPORATE BONDS (16.9%)
               Advertising/Marketing Services (0.1%)
   $190        WPP Finance (UK) Corp. (United Kingdom)                                 5.875%      06/15/14               185,326
                                                                                                                       -------------

               Aerospace & Defense (0.4%)
    235        Northrop Grumman Corp.                                                  4.079         11/16/06               233,506
    372        Systems 2001 Asset Trust - 144A** (Cayman Islands)                      6.664         09/15/13               385,677
                                                                                                                       -------------
                                                                                                                            619,183
                                                                                                                       -------------
               Air Freight/Couriers (0.1%)
    225        Fedex Corp.                                                              2.65         04/01/07               219,202
                                                                                                                       -------------

               Airlines (0.4%)
    321        America West Airlines, Inc. (Series 01-1)                                7.10         04/02/21               330,559
    195        Southwest Airlines Co. (Series 01-1)                                    5.496         11/01/06               195,382
                                                                                                                       -------------
                                                                                                                            525,941
                                                                                                                       -------------
               Apparel/Footwear Retail (0.1%)
    175        Limited Brands, Inc.                                                     6.95         03/01/33               167,910
                                                                                                                       -------------

               Beverages: Alcoholic (0.4%)
    285        FBG Finance Ltd. - 144A** (Australia)                                   5.125         06/15/15               263,624
    290        Miller Brewing Co. - 144A**                                              4.25         08/15/08               282,729
                                                                                                                       -------------
                                                                                                                            546,353
                                                                                                                       -------------

               Cable/Satellite TV (0.2%)
    135        Comcast Cable Communications Inc.                                        6.75         01/30/11               140,592
    40         Comcast Corp.                                                           7.625         02/15/08                41,334
    105        TCI Communications, Inc.                                                7.875         02/15/26               113,502
                                                                                                                       -------------
                                                                                                                            295,428
                                                                                                                       -------------
               Casino/Gaming (0.2%)
    360        Harrah's Operating Co., Inc.                                            5.625         06/01/15               342,299
                                                                                                                       -------------

               Chemicals: Major Diversified (0.1%)
    170        ICI Wilmington Inc.                                                     4.375         12/01/08               163,784
                                                                                                                       -------------

               Containers/Packaging (0.2%)
    355        Sealed Air Corp. - 144A**                                               5.625         07/15/13               345,414
                                                                                                                       -------------

               Department Stores (0.1%)
    50         Federated Department Stores, Inc.                                       6.625         09/01/08                51,243
    80         May Department Stores Co., Inc.                                          5.95         11/01/08                80,785
                                                                                                                       -------------
                                                                                                                            132,028
                                                                                                                       -------------
               Electric Utilities (2.1%)
    280        Ameren Corp.                                                            4.263         05/15/07               276,527
    280        Arizona Public Service Co.                                               5.80         06/30/14               272,642
    75         Arizona Public Service Co.                                               6.75         11/15/06                75,459
    265        Carolina Power & Light Co.                                              5.125         09/15/13               254,472
    305        CC Funding Trust I                                                       6.90         02/16/07               308,130
    185        Cincinnati Gas & Electric Co.                                            5.70         09/15/12               183,586
    140        Consolidated Natural Gas Co.                                             5.00         12/01/14               130,055
    230        Consolidated Natural Gas Co. (Series C)                                  6.25         11/01/11               235,167
    180        Consumers Energy Co.                                                     4.80         02/17/09               176,387
    130        Detroit Edison Co. (The)                                                6.125         10/01/10               132,592
    90         Entergy Gulf States, Inc.                                                3.60         06/01/08                86,228
    195        Entergy Gulf States, Inc.                                                5.22  +      12/01/09               193,010
    270        Pacific Gas & Electric Co.                                               6.05         03/01/34               259,115
    70         Panhandle Eastern Pipe Line Co. (Series B)                               2.75         03/15/07                68,387
    165        Public Service Electric & Gas Co. (Series MTNB)                          5.00         01/01/13               158,183
    155        Texas Eastern Transmission, L.P.                                         7.00         07/15/32               165,794
    205        Wisconsin Electric Power Co.                                             3.50         12/01/07               199,343
                                                                                                                       -------------
                                                                                                                          3,175,077
                                                                                                                       -------------
               Electrical Products (0.3%)
    240        Cooper Industries Inc.                                                   5.25         07/01/07               238,823
    245        Cooper Industries Inc. - 144A**                                          5.25         11/15/12               239,160
                                                                                                                       -------------
                                                                                                                            477,983
                                                                                                                       -------------
               Electronics/Appliances (0.1%)
    160        LG Electronics Inc. - 144A** (South Korea)                               5.00         06/17/10               154,323
                                                                                                                       -------------

               Finance/Rental/Leasing (1.6%)
    240        CIT Group, Inc.                                                         2.875         09/29/06               237,810
    190        CIT Group, Inc.                                                          4.75         08/15/08               187,473
    390        Countrywide Home Loans, Inc. (Series MTN)                                3.25         05/21/08               374,008
    375        MBNA Corp.                                                               5.14  +      05/05/08               378,183
    385        Nationwide Building Society - 144A** (United Kingdom)                    4.25         02/01/10               368,926
    520        Residential Capital Corp.                                               6.375         06/30/10               518,260
    200        SLM Corp.                                                                4.00         01/15/10               189,726
    320        SLM Corp. (Series MTNA)                                                  5.00         10/01/13               303,831
                                                                                                                       -------------
                                                                                                                          2,558,217
                                                                                                                       -------------
               Financial Conglomerates (1.2%)
    500        Associates Corp. of North America                                        6.25         11/01/08               510,989
    370        Chase Manhattan Corp.                                                    6.00         02/15/09               375,297
    80         Chase Manhattan Corp.                                                    7.00         11/15/09                83,775
    255        Citigroup Inc.                                                           5.75         05/10/06               255,028
    165        General Electric Capital Corp.                                           4.25         12/01/10               157,082
    425        General Electric Capital Corp. (Series MTNA)                             6.75         03/15/32               460,382
                                                                                                                       -------------
                                                                                                                          1,842,553
                                                                                                                       -------------
               Food: Retail (0.1%)
    210        Fred Meyer, Inc.                                                         7.45         03/01/08               216,731
                                                                                                                       -------------

               Food: Major Diversified (0.3%)
    100        ConAgra Foods, Inc.                                                      7.00         10/01/28               101,181
    130        ConAgra Foods, Inc.                                                      8.25         09/15/30               149,443
    90         Heinz (H.J.) Co. - 144A**                                               6.428         12/01/08                91,510
    115        Kraft Foods Inc.                                                         5.25         06/01/07               114,685
                                                                                                                       -------------
                                                                                                                            456,819
                                                                                                                       -------------
               Forest Products (0.0%)
    19         Weyerhaeuser Co.                                                        6.125         03/15/07                19,075
                                                                                                                       -------------

               Gas Distributors (0.2%)
    195        NiSource Finance Corp.                                                  5.344  +      11/23/09               195,841
    180        Sempra Energy                                                           4.621         05/17/07               178,582
                                                                                                                       -------------
                                                                                                                            374,423
                                                                                                                       -------------
               Home Furnishings (0.2%)
    180        Mohawk Industries, Inc.                                                 6.125         01/15/16               177,144
    155        Mohawk Industries, Inc. (Series D)                                       7.20         04/15/12               161,326
                                                                                                                       -------------
                                                                                                                            338,470
                                                                                                                       -------------
               Hotels/Resorts/Cruiselines (0.2%)
    305        Hyatt Equities LLC - 144A**                                             6.875         06/15/07               308,698
                                                                                                                       -------------

               Household/Personal Care (0.2%)
    350        Clorox Co. (The)                                                        5.025  +      12/14/07               350,495
                                                                                                                       -------------

               Industrial Conglomerates (0.3%)
    200        Textron Financial Corp.                                                 4.125         03/03/08               195,664
    250        Textron Financial Corp.                                                 5.125         02/03/11               245,324
                                                                                                                       -------------
                                                                                                                            440,988
                                                                                                                       -------------
               Insurance Brokers/Services (0.6%)
    570        Farmers Exchange Capital - 144A**                                        7.05         07/15/28               555,250
    480        Marsh & McLennan Companies, Inc.                                        5.375         07/15/14               451,123
                                                                                                                       -------------
                                                                                                                          1,006,373
                                                                                                                       -------------
               Major Banks (0.6%)
    120        Bank of New York Co., Inc. (The)                                         5.20         07/01/07               119,739
    250        Bank of New York Co., Inc. (The) (Series BKNT)                           3.80         02/01/08               243,926
    225        HSBC Finance Corp.                                                       6.75         05/15/11               236,061
    250        Huntington National Bank (Series BKNT)                                  4.375         01/15/10               240,709
    165        Popular North America Inc. (Series MTN)                                  5.65         04/15/09               164,686
                                                                                                                       -------------
                                                                                                                          1,005,121
                                                                                                                       -------------
               Major Telecommunications (1.1%)
    320        Deutsche Telekom International Finance Corp. BV
                     (Netherlands)                                                      8.25         06/15/30               381,058
    295        France Telecom S.A. (France)                                             8.50         03/01/31               364,627
    185        SBC Communications, Inc.                                                 6.15         09/15/34               174,819
    70         Sprint Capital Corp.                                                     8.75         03/15/32                87,107
    190        Telecom Italia Capital SpA (Luxembourg)                                  4.00         11/15/08               183,325
    225        Telecom Italia Capital SpA (Luxembourg)                                  4.00         01/15/10               212,049
    300        Verizon New England Inc.                                                 6.50         09/15/11               304,614
                                                                                                                       -------------
                                                                                                                          1,707,599
                                                                                                                       -------------
               Managed Health Care (0.2%)
    30         Anthem, Inc.                                                             6.80         08/01/12                31,734
    345        WellPoint Health Networks Inc.                                          6.375         06/15/06               345,486
                                                                                                                       -------------
                                                                                                                            377,220
                                                                                                                       -------------
               Media Conglomerates (0.2%)
    90         News America Holdings, Inc.                                              7.75         02/01/24                96,814
    115        News America Inc.                                                        7.28         06/30/28               117,942
    50         News America Inc. - 144A**                                               6.40         12/15/35                47,408
    130        Viacom, Inc. - 144A**                                                   6.875         04/30/36               128,520
                                                                                                                       -------------
                                                                                                                            390,684
                                                                                                                       -------------
               Motor Vehicles (0.1%)
    145        DaimlerChrysler North American Holdings Co.                              8.50         01/18/31               168,560
                                                                                                                       -------------

               Multi-Line Insurance (0.9%)
    660        AIG Sun America Global Finance VI - 144A**                               6.30         05/10/11               681,573
    190        American General Finance Corp. (Series MTNF)                            5.875         07/14/06               190,293
    130        American General Finance Corp. (Series MTNH)                            4.625         09/01/10               124,796
    125        AXA Financial, Inc.                                                      6.50         04/01/08               127,459
    120        Hartford Financial Services Group, Inc. (The)                           2.375         06/01/06               119,738
    135        International Lease Finance Corp.                                        3.75         08/01/07               132,156
                                                                                                                       -------------
                                                                                                                          1,376,015
                                                                                                                       -------------
               Other Metals/Minerals (0.2%)
    260        Brascan Corp. (Canada)                                                  7.125         06/15/12               274,442
                                                                                                                       -------------

               Property - Casualty Insurers (1.0%)
    460        Mantis Reef Ltd. - 144A** (Australia)                                   4.692         11/14/08               447,031
    175        Platinum Underwriters Holdings, Ltd. (Series B)                          7.50         06/01/17               171,200
    220        Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)               6.371         11/16/07               219,094
    315        St. Paul Travelers Companies, Inc. (The)                                 5.01         08/16/07               313,285
    420        XLLIAC Global Funding - 144A**                                           4.80         08/10/10               406,004
                                                                                                                       -------------
                                                                                                                          1,556,614
                                                                                                                       -------------
               Pulp & Paper (0.1%)
    195        Sappi Papier Holding AG - 144A** (Austria)                               6.75         06/15/12               185,674
                                                                                                                       -------------

               Railroads (0.6%)
    153        Burlington North Santa Fe Railway Co.                                   4.575         01/15/21               143,007
    190        Burlington North Santa Fe Railway Co.                                   6.125         03/15/09               193,753
    175        Norfolk Southern Corp.                                                   7.35         05/15/07               178,785
    105        Union Pacific Corp.                                                     3.625         06/01/10                97,485
    35         Union Pacific Corp.                                                     6.625         02/01/08                35,698
    100        Union Pacific Corp. - 144A** (Series 2004-2)                            5.214         09/30/14                95,658
    110        Union Pacific Corp. (Series MTNE)                                        6.79         11/09/07               112,324
                                                                                                                       -------------
                                                                                                                            856,710
                                                                                                                       -------------
               Real Estate Development (0.5%)
    385        World Financial Properties - 144A**                                      6.91         09/01/13               403,722
    379        World Financial Properties - 144A**                                      6.95         09/01/13               398,059
                                                                                                                       -------------
                                                                                                                            801,781
                                                                                                                       -------------
               Real Estate Investment Trusts (0.1%)
    185        EOP Operating L.P.                                                      6.763         06/15/07               187,502
                                                                                                                       -------------

               Regional Banks (0.3%)
    465        Marshall & Ilsley Bank (Series BKNT)                                     3.80         02/08/08               453,390
                                                                                                                       -------------

               Restaurants (0.1%)
    115        Tricon Global Restaurants, Inc.                                         8.875         04/15/11               129,313
                                                                                                                       -------------

               Savings Banks (0.7%)
    195        Household Finance Corp.                                                 4.125         12/15/08               189,371
    70         Household Finance Corp.                                                 5.875         02/01/09                70,897
    70         Household Finance Corp.                                                 6.375         10/15/11                72,473
    230        Household Finance Corp.                                                  6.40         06/17/08               234,749
    100        Sovereign Bank (Series CD)                                               4.00         02/01/08                97,828
    195        Washington Mutual Bank                                                   5.50         01/15/13               191,596
    230        Washington Mutual Inc.                                                   8.25         04/01/10               249,372
                                                                                                                       -------------
                                                                                                                          1,106,286
                                                                                                                       -------------
               Trucks/Construction/Farm Machinery (0.3%)
    70         Caterpillar Financial Services Corp. (Series MTNF)                      3.625         11/15/07                68,279
    340        Caterpillar Financial Services Corp. (Series MTNF)                       4.84  +      08/20/07               340,371
                                                                                                                       -------------
                                                                                                                            408,650
                                                                                                                       -------------
               Wireless Telecommunications (0.2%)
    285        Vodafone Group PLC (United Kingdom)                                      5.05  +      12/28/07               285,197
                                                                                                                       -------------

               TOTAL CORPORATE BONDS  (Cost $27,189,158)                                                                 26,533,851
                                                                                                                       -------------

               U.S GOVERNMENT OBLIGATIONS (20.2%)
               U.S. Treasury Bonds
   1,100       ...........................................................             6.125         08/15/29             1,220,399
   5,350       ...........................................................             7.625         02/15/25             6,807,880
   7,100       ...........................................................             8.125        08/15/19 -
                                                                                                      08/15/21            9,179,953
               U.S. Treasury Notes
  11,535       ...........................................................              4.25        08/15/13 -
                                                                                                      11/15/13           11,004,468
   8,270       U.S. Treasury Strips.......................................              0.00         08/15/20 -
                                                                                                      02/15/27            3,399,648
                                                                                                                       -------------

               TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $32,850,352)                                                      31,612,348
                                                                                                                       -------------

               MORTGAGE-BACKED SECURITIES (12.5%)
               Federal Home Loan Mortgage Corp. Gold
    154        ...........................................................              6.50         01/01/31               157,755
    381        ...........................................................              7.50         10/01/29-
                                                                                                     06/01/32               397,290
               Federal National Mortgage Assoc.
    571        ...........................................................              6.50       07/01/32 - 08/01/32      582,911
   1,100       ...........................................................              7.00            ++                1,130,938
   3,677       ...........................................................              7.00         07/01/11-
                                                                                                     11/01/35             3,794,835
   1,447       ...........................................................              7.50         08/01/23-
                                                                                                     09/01/35             1,507,521
    507        ...........................................................              8.00         05/01/24-
                                                                                                     08/01/31               539,427
               Federal National Mortgage Assoc. (ARM)
   1,225       ...........................................................              0.74         04/01/36             1,263,663
   1,025       ...........................................................             0.538         05/01/36             1,059,593
   2,023       ...........................................................             2.236         04/01/36             2,111,750
    488        ...........................................................             4.724         07/01/33               487,695
    977        ...........................................................             5.387         03/01/36               998,571
    977        ...........................................................             5.665         03/01/36             1,007,314
   2,125       ...........................................................             5.711         01/01/36             2,191,979
   2,132       ...........................................................             5.908         01/01/36             2,200,958
               Government National Mortgage Assoc.
    89         ...........................................................              7.50         08/15/25-
                                                                                                     10/15/26                93,671
    64         ...........................................................              8.00         06/15/26-
                                                                                                     07/15/26                68,338
                                                                                                                       -------------

               TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,658,982)                                                       19,594,209
                                                                                                                       -------------

               ASSET-BACKED SECURITIES (13.1%)
               Finance/Rental/Leasing
    700        American Express Credit Account Master Trust 2002-3 A                   5.011  +      12/15/09               701,184
   1,275       American Express Credit Account Master Trust 2003-3 A                   5.011  +      11/15/10             1,278,261
    725        Banc of America Securities Auto Trust 2005-WF1 A3                        3.99         08/18/09               714,973
    425        Capital Auto Receivables Asset Trust 2004-2 A                            3.35         02/15/08               420,890
    725        Capital Auto Receivables Asset Trust 2005-1 A4                           4.05         07/15/09               715,844
    650        Caterpillar Financial Asset Trust 2005-A A3                              3.90         02/25/09               641,511
    315        Chase Credit Card Master Trust 2001-4 A                                  5.50         11/17/08               315,587
    231        CIT Equipment Collateral 2004-EF1 A3                                     3.50         09/20/08               227,174
    475        CNH Equipment Trust 2005-A A3                                            4.02         04/15/09               468,997
    900        CNH Equipment Trust 2005-B A3                                            4.27         01/15/10               886,604
    575        DaimlerChrysler Auto Trust 2005-B A3                                     4.04         09/08/09               568,112
    475        Ford Credit Auto Owner Trust 2005-B A3                                   4.17         01/15/09               471,181
    425        Ford Credit Auto Owner Trust 2006-A A3                                   5.05         03/15/10               423,589
    550        GE Dealer Floorplan Master Note Trust 2004-1 A                          4.973  +      07/20/08               550,303
    700        GE Equipment Small Ticket LLC -2005-2A                                   4.88         10/22/09               695,484
    900        Harley-Davidson Motorcycle Trust 2005-1 A2                               3.76         12/17/12               879,832
    525        Harley-Davidson Motorcycle Trust 2005-2 A2                               4.07         02/15/12               511,760
    425        Hertz Vehicle Financing LLC 2005-2A A2                                   4.93         02/25/10               420,426
    400        Honda Auto Receivables Owner Trust 2005-2 A3                             3.93         01/15/09               395,136
    650        Honda Auto Receivables Owner Trust 2005-3 A3                             3.87         04/20/09               639,859
    575        Honda Auto Receivables Owner Trust 2005-6 A3                             4.85         10/19/09               572,002
    450        Hyundai Auto Receivables Trust 2005-A A3                                 3.98         11/16/09               441,537
    140        MBNA Master Credit Card Trust 1999-B A                                   5.90         08/15/11               142,721
    800        Merrill Auto Trust Securitization 2005-1 A3                              4.10         08/25/09               789,157
    575        National City Auto Receivables Trust 2004-A A4                           2.88         05/15/11               554,017
    825        Nissan Auto Receivables Owner Trust 2005-B A3                            3.99         07/15/09               814,198
    175        TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2                  4.81         11/17/14               169,518
    950        USAA Auto Owner Trust 2004-2 A-4                                         3.58         02/15/11               930,348
    829        USAA Auto Owner Trust 2004-3 A3                                          3.16         02/17/09               819,636
    575        USAA Auto Owner Trust 2005-1 A3                                          3.90         07/15/09               568,388
    500        Volkswagen Auto Lease Trust 2005-A A3                                    3.82         05/20/08               495,849
    750        Volkswagen Auto Loan Enhanced Trust 2005-1 A3                            4.80         07/20/09               746,250
    277        Wachovia Auto Owner Trust 2004-B A3                                      2.91         04/20/09               273,410
    400        Wachovia Auto Owner Trust 2005-A A3                                      4.06         09/21/09               394,975
    575        Wachovia Auto Owner Trust 2005-B A3                                      4.79         04/20/10               571,278
    255        World Omni Auto Receivables Trust 2004-A A3                              3.29         11/12/08               253,306
                                                                                                                       -------------

               TOTAL ASSET-BACKED SECURITIES (Cost $20,673,707)                                                          20,463,297
                                                                                                                       -------------

               COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%)
    778        Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2               5.109+        09/25/45               780,783
    999        Federal National Mortgage Assoc. 2006-28 1A1                            5.069         03/25/36               999,125
  11,560       Federal National Mortgage Assoc. (IO) 2006-28 1P (IO)                   1.519         03/25/36               316,085
   1,493       Federal National Mortgage Assoc. 2005-68 XI (IO)                        6.000         08/25/35               585,525
                                                                                                                       -------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,354,161)                                                2,681,518
                                                                                                                       -------------

               SHORT-TERM INVESTMENTS (4.0%)
               U.S. GOVERNMENT OBLIGATION (a) (0.3%)
    400        U.S. Treasury Bill*** (Cost $396,450)                                    4.26         07/13/06               396,544
                                                                                                                       -------------
               REPURCHASE AGREEMENT (3.7%)
   5,834       Joint repurchase agreement account (dated 04/28/06;
                 proceeds $5,836,321) (b) (Cost $5,834,000)                            4.775         05/01/06             5,834,000
                                                                                                                       -------------

               TOTAL SHORT-TERM INVESTMENTS (Cost $6,230,450)                                                             6,230,544
                                                                                                                       -------------

               TOTAL INVESTMENTS (Cost $149,217,047) (c)(d)                                           100.4%            157,218,906

               LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (0.4)               (539,829)
                                                                                                   --------------      -------------

               NET ASSETS                                                                             100.0%           $156,679,077
                                                                                                   ==============      =============

---------------

ADR       American Depositary Receipt.

ARM       Adjustable Rate Mortgage.

IO        Interest-Only Security.

 *        Non-income producing security.

**        Resale is restricted to qualified institutional investors.

***       A portion of this security has been physically segregated in connection with open futures contracts in the amount of $18,880.

 +        Floating rate security; rate shown is the rate in effect at April 30,
          2006.

++        Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)       Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)       Collateralized by federal agency and U.S. Treasury obligations.

(c)       Securities have been designated as collateral in an amount equal to
          $27,659,291 in connection with open futures contracts and securities purchased on a forward commitment basis.

(d)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,081,133 and the aggregate gross unrealized depreciation is $4,079,274, resulting in net unrealized appreciation of $8,001,859.

FUTURES CONTRACTS OPEN AT APRIL 30, 2006:

                                                                                                   UNREALIZED
  NUMBER OF                              DESCRIPTION, DELIVERY          UNDERLYING FACE           APPRECIATION/
  CONTRACTS       LONG/SHORT                 MONTH AND YEAR             AMOUNT AT VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

     63           Long                U.S. Treasury Notes 5 Year,         $6,561,844               ($32,798)
                                               June 2006

     45           Long                U.S. Treasury Notes 10 Year,         4,751,016                (27,108)
                                               June 2006

     63           Short               U.S. Treasury Notes 2 Year,        (12,835,266)                17,057
                                               June 2006

     21           Short               U.S. Treasury Bond 20 Year,         (2,243,719)                74,106
                                               June 2006
                                                                                                ---------------
                                   Net Unrealized Appreciation ..........................           $31,257
                                                                                                ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Balanced Income
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 20, 2006
                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Balanced Income
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 20, 2006
                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       5